Additional Financial Information - Summary of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 01, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance Foreign currency translation adjustments	$ (42,100)	$ (41,100)		$ (41,100)	$ (38,900)	$ (34,300)
Other comprehensive loss				(1,000)	(2,200)	(4,600)
Reclassifications to net loss				0	0	0
Ending Balance Foreign currency translation adjustments				(42,100)	(41,100)	(38,900)
Beginning Balance Net unrealized gain (loss) on cash flow hedges	138,800	142,600	$ 1,297	142,600	49,100	(68,100)
Other comprehensive loss				30,500	82,800	68,200
Reclassifications to net loss				(34,300)	10,700	49,000
Ending Balance Net unrealized gain (loss) on cash flow hedges				138,800	142,600	49,100
Beginning Balance	96,700	101,500		101,500	10,200	(102,400)
Other comprehensive income (loss)	(10,500)	19,200		29,500	80,600	63,600
Reclassifications to net loss	(21,400)	(23,500)		(34,300)	10,700	49,000
Ending Balance	64,800			96,700	101,500	10,200
Beginning balance	(1,150,200)	(778,900)		(778,900)	(259,500)	(235,300)
Ending balance	(1,049,800)	(991,500)	(877,800)	(1,150,200)	(778,900)	(259,500)
Foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other comprehensive income (loss)	(12,800)	1,800
Reclassifications to net loss	0	0
Beginning balance	(42,100)	(41,100)		(41,100)
Ending balance	(54,900)	(39,300)		(42,100)	(41,100)
Net unrealized gain (loss) on cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other comprehensive income (loss)	2,300	17,400
Reclassifications to net loss	(21,400)	(23,500)
Beginning balance	138,800	142,600		142,600
Ending balance	119,700	136,500		138,800	142,600
Net unrealized gain (loss) on cash flow hedges | Interest Expense
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications to net loss	22,600	26,000
Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	96,700	101,500		101,500	10,200	(102,400)
Ending balance	64,800	97,200	$ 117,100	$ 96,700	$ 101,500	$ 10,200
Accumulated Other Comprehensive Income | Direct Operating Expense
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications to net loss	$ 1,200	$ 2,500